SHARE-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement, Noncash Expense [Abstract]
Schedule of Non-Vested Shares and Changes
The following table summarizes the status of the Company’s restricted non-vested shares and changes for the periods indicated:

	Years Ended December 31,
	2025		2024		2023
Restricted (non-vested) Shares	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1,	467,185	$343.53	461,537	$313.05	479,630	$268.82
Granted	300,709	344.38	222,196	369.62	181,646	382.01
Vested	163,616	331.37	147,655	292.15	155,110	261.60
Forfeited	111,529	345.22	68,893	333.54	44,629	297.23
Outstanding at December 31,	492,749	347.71	467,185	343.53	461,537	313.05

Schedule of Non-Vested Performance Share Unit Awards
The following table summarizes the status of the Company’s non-vested PSU awards and changes for the period indicated:

	Years Ended December 31,
	2025		2024		2023
Performance Share Unit Awards	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1,	52,682	$—	51,000	$—	54,861	$—
Granted	27,204	344.48	18,713	369.52	14,975	382.39
Increase/(Decrease) on vesting units due to performance	(4,967)	—	8,354	—	(4,063)	—
Vested	10,446	362.70	24,053	386.81	14,023	340.44
Forfeited	29,491	—	1,332	—	750	—
Outstanding at December 31,	34,982	—	52,682	—	51,000	—